Registration No. 333-64749
                                                      Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 19                              [X}

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 108                                            [X]


                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 49
                                      of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                           -------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                              PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                            Washington, D.C. 20007
                           -------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On (date) pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 19 ("PEA") to the Form N-4 Registration Statement No. 333-64749 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein. (Parts A, B and C of PEA No. 15, No. 16, No. 17 and No. 18 to the Form N-4 Registration Statement (File No. 333-64749), filed with the Commission on April 23, 2003, May 8, 2003, July 2, 2003 and July 18, 2003, respectively, are incorporated herein by reference.)

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED FEBRUARY 1, 2004 TO THE MAY 1, 2003 PROSPECTUSES FOR:
Equitable Accumulator(R)          Equitable Accumulator(R) Elite
Equitable Accumulator(R) Plus     Equitable Accumulator(R) Select
--------------------------------------------------------------------------------
This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), dated May 1, 2003 as previously supplemented (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

A. New Variable Investment Options and Additional Trusts

1. On the first page of each Prospectus, the third sentence of the paragraph immediately following the chart listing the variable investment options is deleted in its entirety and replaced with the following:

   Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of EQ Advisors Trust, AXA Premier VIP Trust, The Universal Institutional Funds, Inc. or Barr Rosenberg Variable Insurance Trust (The "Trusts").

2. In "Contract features and benefits" under "Portfolios of the Trusts," the following is added after the first paragraph:

   On February 23, 2004, subject to regulatory approval, we anticipate making available four AXA Allocation variable investment options (AXA Aggressive Allocation, AXA Conservative Allocation, AXA Conservative-Plus Allocation and AXA Moderate-Plus Allocation), the AXA Rosenberg VIT Value Long/Short Equity and the U.S. Real Estate -- Class II variable investment options (described below.) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation Portfolio will invest in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Therefore, each AXA Allocation Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying portfolios, and the investment return of each AXA Allocation Portfolio will be reduced by the underlying portfolios' expenses. The anticipated range of expenses expected to be incurred in connection with each AXA Allocation Portfolio's investments in underlying portfolios is set forth in the AXA Premier VIP Trust prospectus.

3. In "Contract features and benefits" under "Portfolios of the Trusts," the following information regarding the four AXA Allocation Portfolios, AXA Rosenberg VIT Value Long/Short Equity and the U.S. Real Estate -- Class II is added to the chart.

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                     Objective                                                 Adviser*
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation          Seeks long-term capital appreciation                      Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation        Seeks a high level of current income                      Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation   Seeks current income and growth of capital,               Equitable Life
                                   with a greater emphasis on current income
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation       Seeks long-term capital appreciation and current          Equitable Life
                                   income, with a greater emphasis on capital
                                   appreciation
------------------------------------------------------------------------------------------------------------------------------------
Barr Rosenberg Variable
Insurance Trust
Portfolio Name                     Objective                                                 Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
AXA Rosenberg VIT Value            The Fund seeks to increase the value of your investment   AXA Rosenberg Investment Management LLC
 Long/Short Equity                 in bull markets and bear markets through strategies
                                   that are designed to have limited exposure to general
                                   equity market risk.
------------------------------------------------------------------------------------------------------------------------------------

Document #171067 -- Acc. Supp. '02                                        X00641

------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                    Objective                                                     Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II(1)   The portfolio seeks to provide above average current          Van Kampen(2)
                                  income and long-term capital appreciation by investing
                                  primarily in equity securities of companies in the U.S.
                                  real estate industry, including real estate investment
                                  trusts.
------------------------------------------------------------------------------------------------------------------------------------

* Equitable Life serves as the investment manager for each Portfolio of AXA Premier VIP Trust. The Advisers indicated are those that make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.
(1) 'Class II' shares are defined in the current underlying Trust prospectus.
(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

B. Fee table information

1. The information under, "Fee Table -- Portfolio operating expenses expressed as an annual percentage of daily net assets," is deleted in its entirety and replaced with the following:

                                                               Lowest    Highest
                                                               ------    -------
Total Annual Portfolio Operating Expenses for 2002 (expenses    0.57      3.77
that are deducted from portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)

2. In the "Fee table," the footnote applicable to the information under the banner entitled "Portfolio operating expenses expressed as an annual percentage of daily net assets" is deleted in its entirety and replaced with the following:

   Equitable Life, the investment manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2004. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. AXA Rosenberg Investment Management LLC, the manager of the Barr Rosenberg Variable Insurance Trust -- AXA Rosenberg VIT Value Long/Short Equity, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and AXA Premier VIP Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce Portfolio expenses, the lowest and highest figures would be as shown in the table below:

------------------------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses for 2002 (expenses that   Lowest     Highest
  are deducted from portfolio assets including management fees,        0.35       2.00
  12b-1 fees, service fees and/or other expenses) after expense cap
------------------------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses for 2002 (expenses that    0.35       2.00
  are deducted from portfolio assets including management fees,
  12b-1 fees, service fees and/or other expenses) after expense cap and after a portion of the brokerage commissions that the
  portfolio pays is used to reduce the portfolio's expenses
------------------------------------------------------------------------------------------


           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 (212) 554-1234

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED FEBRUARY 1, 2004 TO THE MAY 1, 2003 PROSPECTUSES FOR:
Income Manager Accumulator(R)               Equitable Accumulator(R) Select II
Income Manager(R) Rollover IRA              Equitable Accumulator(R) Express
Equitable Accumulator(R) (IRA,NQ, QP)       Equitable Accumulator(R) Advisor
Equitable Accumulator(R) Plus               Equitable Accumulator(R) Elite
Equitable Accumulator(R)                    Equitable Accumulator(R) Elite II
Equitable Accumulator(R) Select
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), dated May 1, 2003 as previously supplemented (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

A.  New Variable Investment Options

1. In "Contract features and benefits" under "Portfolios of the Trusts," the following is added after the first paragraph:

    On February 23, 2004, subject to regulatory approval, we anticipate making available four AXA Allocation variable investment options (AXA Aggressive Allocation, AXA Conservative Allocation, AXA Conservative-Plus Allocation and AXA Moderate-Plus Allocation). The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation Portfolio will invest in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Therefore, each AXA Allocation Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying portfolios, and the investment return of each AXA Allocation Portfolio will be reduced by the underlying portfolios' expenses. The anticipated range of expenses expected to be incurred in connection with each AXA Allocation Portfolio's investments in underlying portfolios is set forth in the AXA Premier VIP Trust prospectus.

2. In "Contract features and benefits" under "Portfolios of the Trusts," the following information regarding the four AXA Allocation Portfolios is added to the chart.

----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                     Objective                                                  Adviser*
----------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation          Seeks long-term capital appreciation                       Equitable Life
----------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation        Seeks a high level of current income                       Equitable Life
----------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation   Seeks current income and growth of capital, with a         Equitable Life
                                   greater emphasis on current income
----------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation       Seeks long-term capital appreciation and current income,   Equitable Life
                                   with a greater emphasis on capital appreciation
----------------------------------------------------------------------------------------------------------------

* Equitable Life serves as the investment manager for each Portfolio of AXA Premier VIP Trust. The Advisers indicated are those that make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.

ALL 10/96-pre '02 Acc. Supp. Document #169367                             X00640

B.  Fee table information

1. The information under, "Fee Table -- Portfolio operating expenses expressed as an annual percentage of daily net assets," is deleted in its entirety and replaced with the following:

                                                               Lowest    Highest
                                                               ------    -------
Total Annual Portfolio Operating Expenses for 2002 (expenses    0.57       3.77
that are deducted from portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)

2. In the "Fee table," the footnote applicable to the information under the banner entitled "Portfolio operating expenses expressed as an annual percentage of daily net assets" is deleted in its entirety and replaced with the following:

     Equitable Life, the investment manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2004. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and AXA Premier VIP Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce Portfolio expenses, the lowest and highest figures would be as shown in the table below:

--------------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from       Lowest     Highest
   portfolio assets including management fees,      0.35       1.85
   12b-1 fees, service fees and/or other
   expenses) after expense cap
--------------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from
   portfolio assets including management fees,
   12b-1 fees, service fees and/or other            0.35       1.82
   expenses) after expense cap and after a
   portion of the brokerage commissions that
   the portfolio pays is used to reduce the
   portfolio's expenses
--------------------------------------------------------------------------------



           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

                                   SIGNATURES



    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has, duly caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of December, 2003.




                                        SEPARATE ACCOUNT No. 49 OF
                                        THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                                    (Registrant)

                                        By: The Equitable Life Assurance
                                        Society of the United States
                                                    (Depositor)


                                        By: /s/ Robin Wagner
                                           ---------------------
                                        Robin Wagner
                                        Vice President and Associate
                                        General Counsel
                                        The Equitable Life
                                        Assurance Society of the United
                                        States

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of December, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Associate
                                              General Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin





*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact

December 23, 2003


                                     C-13